Settlement of SEC investigation	9 Months Ended
Sep. 30, 2022
Settlement of SEC investigation
Settlement of SEC investigation

12. Settlement of SEC investigation

On July 1, 2022, the Company entered into a settlement agreement with the Securities and Exchange Commission (the ‘SEC’) in full resolution of a cease-and-desist order issued by the SEC related to the Company’s reporting during two quarters in 2019 of our compliance with the Finance Contract and the state of our internal accounting controls. The Company self-reported and shared facts developed in our internal investigation, and fully cooperated with the SEC in connection with the settlement. Without admitting or denying the SEC’s allegations (other than with respect to the SEC’s jurisdiction and the subject matter of the proceedings), the Company agreed to the entry of the order pursuant to which (i) the Company and Mr. Rudolf Franz, our Chief Financial Officer, agreed to pay a penalty of $175,000 and $50,000, respectively, to the SEC; (ii) the Company will cease and desist from committing or causing any violations and any future violations of the reporting standards of Sections 13(a), 13(b)(2)(A), and 13(b)(2)(B) of the Securities Exchange Act of 1934, as amended, and Rules 12b-20 and 13a-16 thereunder; and (iii) the Company will undertake to complete, fully implement, and test our remediation plan.